REAL ESTATE INVESTMENTS	12 Months Ended
Dec. 31, 2014
REAL ESTATE INVESTMENTS [Abstract]
REAL ESTATE INVESTMENTS

5.	REAL ESTATE INVESTMENTS

	December 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Value	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Value
Land	$138,799	$—	$138,799	$102,064	$—	$102,064
Building and improvements	1,434,200	(43,164)	1,391,036	1,220,578	(8,359)	1,212,219
Furniture, fixtures and equipment	65,930	(13,824)	52,106	50,786	(2,167)	48,619
Total	$1,638,929	$(56,988)	$1,581,941	$1,373,428	$(10,526)	$1,362,902

Depreciation expense for the year ended December 31, 2014, December 31, 2013 and the period from July 18, 2012 to December 31, 2012 was $46,622, $8,984 and $1,559, respectively. Depreciation expense for the period from January 1, 2012 to July 17, 2012 was $1,203.

The following tables summarize the Company’s real estate intangibles as of December 31, 2014 and December 31, 2013:

	December 31, 2014				December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Weighted Average Amortization Period
Above/below market lease intangibles, net	$5,868	$(167)	$5,701	52.1 years	$5,049	$(3)	$5,046	57.5 years
In-place lease intangibles	166,951	(77,889)	89,062	2.3 years	112,214	(21,824)	90,390	2.5 years
Other intangibles	5,796	(965)	4,831	9.6 years	5,800	(347)	5,453	9.5 years
Total intangibles	$178,615	$(79,021)	$99,594		$123,063	$(22,174)	$100,889

Amortization expense for the year ended December 31, 2014, December 31, 2013 and the period from July 18, 2012 to December 31, 2012 was $56,776, $17,949 and $4,225, respectively. Amortization expense for the period from January 1, 2012 to July 17, 2012 was zero. Accretion of below market leases of $119, $3 and $0 is included in rental revenue for the year ended December 31, 2014, December 31, 2013 and the period from July 18, 2012 to December 31, 2012, respectively.

Estimated future amortization of intangible assets is as follows:

Years Ending December 31
2015	$59,330
2016	31,338
2017	784
2018	600
2019	484
Thereafter	7,058
Total	$99,594